Income Tax - Income Tax Benefit (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Foreign taxes - current	$ (285)	$ (171)	$ (131)
Total current taxes	(285)	(171)	(131)
Foreign taxes - deferred	(46)	12	(25)
Total deferred taxes	(46)	12	(25)
Income tax expense	$ (331)	$ (159)	$ (156)
Effective tax rate	14.00%	13.00%	13.00%